Long-Term Debt (Details) - USD ($)							1 Months Ended											12 Months Ended
	Dec. 15, 2022	Dec. 28, 2021	Dec. 27, 2021	Jun. 24, 2021	Jun. 13, 2021	Mar. 09, 2021	Jan. 19, 2022	Dec. 29, 2021	Dec. 27, 2021	Nov. 29, 2021	Nov. 22, 2021	Sep. 30, 2021	Jul. 26, 2021	Apr. 30, 2021	Mar. 22, 2021	Dec. 25, 2020	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Mar. 30, 2022	Dec. 31, 2019	Jul. 18, 2019
Long-Term Debt (Details) [Line Items]
Debt issuance cost amortization																		$ 3,521,000	$ 925,000
Maturity date																				Nov. 10, 2023
Borrowing increased																						$ 5,000,000
Interest rate																		10.00%
Annual commitment fee																		0.5%
Credit agreements, description																		Principal payments of $0.6 million are due quarterly until maturity, at which time the remaining outstanding balance is due. Based on amendments dated February 2, 2021, the Company shall pay, in place of the first two regular quarterly principal installments of 2021, from February 2021 through and including July 2021, monthly principal installments of $1.0 million on the last business day of each of these six calendar months.
Issuance cost															$ 20,000,000
Amended terms fee								$ 2,900,000
Required breach of covenant payment										$ 20,000,000
Fees payable																		$ 6,900,000
Future equity issuances required to be repayments of debt											60.00%
Proceeds from stock offering									$ 21,800,000
Each bearing interest percentage																		13.73%
Borrowing amount under each agreement																	$ 2,050,000.00
Combined debt outstanding																		$ 4,700,000
Unamortized debt issuance costs and recognized incremental interest expense																	100,000
Debt issuance costs											$ 900,000
Paycheck protection program loans description														Company received Paycheck Protection Program loans (“PPP loans”) through four of its subsidiaries for a total amount of $9.3 million. The PPP loans bear a fixed interest rate of 1% over a two-year term, are guaranteed by the United States federal government, and do not require collateral. The loans may be forgiven, in part or whole, if the proceeds are used to retain and pay employees and for other qualifying expenditures. The $9.3 million in PPP loans are eligible for forgiveness, and the Company expects a significant amount to be forgiven which would result in a gain to the Consolidated Statement of Operations. The Company submitted its forgiveness applications to the Small Business Administration (“SBA”) between November 2020 and January 2021. The monthly repayment terms will be established in the notification letters with the amount of loan forgiveness.
Remaining loan balance																		$ 65,048,000
Subordinated promissory note description				the Company entered into a credit agreement with AGS Group LLC (“AGS Group”) for a principal amount of $0.7 million. The principal amount outstanding under this agreement matures on December 20, 2021 (“Original Maturity Date”) and was extended until May 19, 2022 (“Extended Maturity Date”). Interest is due and payable in arrears on the Original Maturity Date at a 14.0% per annum until and including December 20, 2021 and at 20.0% per annum from the Original Maturity Date to the Extended Maturity Date calculated on the actual number of days elapsed.
Exitus capital subordinated debt description													the Company agreed with existing lenders and Exitus Capital (“Subordinated Creditor”) to enter into a zero-coupon subordinated loan agreement with Exitus Capital in an aggregate principal amount equal to $3.7 million (“Subordinated Debt”). No periodic interest payments are made and the loan is due on January 26, 2022, with an option to extend up to two additional six month terms. Net loan proceeds totaled $3.2 million, net of $0.5 million in debt discount. Payment of any and all of the Subordinated Debt shall be subordinate of all existing senior debt. In the event of any liquidation, dissolution, or bankruptcy proceedings, all senior debt shall first be paid in full before any distribution shall be made to the Subordinated Creditor. The loan is subject to a 36% annual interest moratorium if full payment is not made upon the maturity date. On January 25, 2022, the Company exercised the option to extend the loan an additional six months to July 26, 2022. The Company recognized an additional $0.5 million debt issuance costs related to the loan extension.
Convertible Notes Payable [Member]
Long-Term Debt (Details) [Line Items]
Combined debt outstanding																	$ 38,100,000
LIBOR [Member]
Long-Term Debt (Details) [Line Items]
Additional interest paid																						2.00%
LIBOR [Member] | Minimum [Member]
Long-Term Debt (Details) [Line Items]
Interest paid, percentage																						8.00%
LIBOR [Member] | Maximum [Member]
Long-Term Debt (Details) [Line Items]
Interest paid, percentage																						9.00%
Common Class A [Member]
Long-Term Debt (Details) [Line Items]
Shares issued (in Shares)		4,439,333	461,236
Warrants issued during period								$ 7,000,000
Converted shares (in Shares)																	115,923
Convert price per share (in Shares)	2,098,545
Subsequent Event [Member]
Long-Term Debt (Details) [Line Items]
Amended terms fee																					$ 500,000
Monroe Capital Management Advisors LLC [Member]
Long-Term Debt (Details) [Line Items]
Borrowing increased																						$ 98,000,000
Monroe Capital Management Advisors LLC [Member] | Minimum [Member]
Long-Term Debt (Details) [Line Items]
Interest paid																						8.00%
Monroe Capital Management Advisors LLC [Member] | Maximum [Member]
Long-Term Debt (Details) [Line Items]
Interest paid																						9.00%
Monroe Capital Management Advisors LLC [Member] | LIBOR [Member]
Long-Term Debt (Details) [Line Items]
Additional interest paid																						2.00%
Interest rate																		10.00%
First Lien lenders [Member]
Long-Term Debt (Details) [Line Items]
Amended terms fee																		$ 4,000,000
First Lien Facility [Member]
Long-Term Debt (Details) [Line Items]
Repayments debt									13,700,000
New Second Lien Facility [Member]
Long-Term Debt (Details) [Line Items]
Deferred principal payments											$ 20,700,000
US denominated loan [Member]
Long-Term Debt (Details) [Line Items]
Each bearing interest percentage											11.00%
Mexican Peso denominated Loan [Member]
Long-Term Debt (Details) [Line Items]
Each bearing interest percentage											17.41%
Manuel Senderos [Member] | Common Class A [Member]
Long-Term Debt (Details) [Line Items]
Respective loan amounts									4,500,000
Kevin Johnston [Member] | Common Class A [Member]
Long-Term Debt (Details) [Line Items]
Respective loan amounts									$ 200,000
PPP Loan [Member]
Long-Term Debt (Details) [Line Items]
Borrowing amount					$ 1,200,000	$ 300,000	$ 7,600,000									$ 200,000
Forgiven loan					$ 1,200,000	$ 100,000	7,300,000									$ 100,000
Remaining loan balance							300,000
Due amount for next year							$ 100,000
Monroe Capital Management Advisors LLC [Member]
Long-Term Debt (Details) [Line Items]
Company borrowed																				$ 1,500,000
Term loan																				$ 75,000,000
Nexxus Capital Equity Fund VI, L.P. [Member]
Long-Term Debt (Details) [Line Items]
Borrowing amount																							$ 12,500,000
Nexxus Capital Equity Fund VI, L.P. [Member]
Long-Term Debt (Details) [Line Items]
Each bearing interest percentage																							13.73%
First Lien Shares [Member] | Common Class A [Member]
Long-Term Debt (Details) [Line Items]
Shares issued (in Shares)								4,439,333
Secured Debt [Member]
Long-Term Debt (Details) [Line Items]
Deferred principal payments												$ 4,000,000
Secured Debt [Member] | April and May Principal Payments [Member]
Long-Term Debt (Details) [Line Items]
Deferred principal payments												1,000,000
Secured Debt [Member] | June and July Principal Payments [Member]
Long-Term Debt (Details) [Line Items]
Deferred principal payments												1,000,000
Secured Debt [Member] | April, May, June and July Principal Payments [Member]
Long-Term Debt (Details) [Line Items]
Deferred principal payments												$ 4,000,000